EXPLORATION AND EVALUATION PROPERTY (Disclosure of net cash flows from discontinued operations) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Exploration And Evaluation Property [Abstract]
Operating cash flows used in discontinued operations	$ 0	$ 0
Investing cash flows used in discontinued operations	(316,698)	(1,111,693)
Financing cash flows used in discontinued operations	$ 0	$ 0